SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Accounting Standards Update (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jan. 01, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Prepaid expenses and other current assets	$ 161,234		$ 30,111
Other noncurrent assets	14,903		21,045
Accrued expenses and other	124,488		67,862
Other noncurrent liabilities	$ 11,130		18,531
Cumulative Effect Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Prepaid expenses and other current assets			(453)
Other noncurrent assets			1,814
Accrued expenses and other			(188)
Other noncurrent liabilities			$ (1,173)
Beginning Balance, As Adjusted
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Prepaid expenses and other current assets		$ 29,658
Other noncurrent assets		22,859
Accrued expenses and other		67,674
Other noncurrent liabilities		$ 17,358